Prudential Mutual Funds
                 Prudential High Yield Total Return Fund, Inc.

                         SUPPLEMENT DATED JUNE 8, 2000
                        TO PROSPECTUS DATED JUNE 5, 2000

The following pages are amended and replaced in their entirety:


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THE PRUDENTIAL MUTUAL FUND FAMILY
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Prudential offers a broad range of mutual funds designed to meet your individual needs. For more information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.



STOCK FUNDS                              ASSET ALLOCATION/BALANCED FUNDS

PRUDENTIAL EMERGING GROWTH FUND, INC.    PRUDENTIAL BALANCED FUND
PRUDENTIAL EQUITY FUND, INC.             PRUDENTIAL DIVERSIFIED FUNDS
PRUDENTIAL EQUITY INCOME FUND               CONSERVATIVE GROWTH FUND
PRUDENTIAL INDEX SERIES FUND                MODERATE GROWTH FUND
   PRUDENTIAL SMALL-CAP INDEX FUND          HIGH GROWTH FUND
   PRUDENTIAL STOCK INDEX FUND           THE PRUDENTIAL INVESTMENT PORTFOLIOS,
THE PRUDENTIAL INVESTMENT PORTFOLIOS,       INC.
   INC.                                     PRUDENTIAL ACTIVE BALANCED FUND
   PRUDENTIAL JENNISON EQUITY            GLOBAL FUNDS
      OPPORTUNITY FUND                   GLOBAL STOCK FUNDS
   PRUDENTIAL JENNISON GROWTH FUND       PRUDENTIAL DEVELOPING MARKETS FUND
PRUDENTIAL MID-CAP VALUE FUND               PRUDENTIAL DEVELOPING MARKETS
PRUDENTIAL REAL ESTATE SECURITIES FUND         EQUITY FUND
PRUDENTIAL SECTOR FUNDS, INC.               PRUDENTIAL LATIN AMERICA EQUITY FUND
   PRUDENTIAL FINANCIAL SERVICES FUND    PRUDENTIAL EUROPE GROWTH FUND, INC.
   PRUDENTIAL HEALTH SCIENCES FUND       PRUDENTIAL GLOBAL GENESIS FUND, INC.
   PRUDENTIAL TECHNOLOGY FUND            PRUDENTIAL INDEX SERIES FUND
   PRUDENTIAL UTILITY FUND                  PRUDENTIAL EUROPE INDEX FUND
PRUDENTIAL SMALL COMPANY FUND,              PRUDENTIAL PACIFIC INDEX FUND
   INC.                                  PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL TAX-MANAGED FUNDS             PRUDENTIAL PACIFIC GROWTH FUND, INC.
   PRUDENTIAL TAX-MANAGED EQUITY FUND    PRUDENTIAL WORLD FUND, INC.
PRUDENTIAL TAX-MANAGED SMALL-CAP            PRUDENTIAL GLOBAL GROWTH FUND
   FUND INC.                                PRUDENTIAL INTERNATIONAL VALUE FUND
PRUDENTIAL 20/20 FOCUS FUND                 PRUDENTIAL JENNISON INTERNATIONAL
NICHOLAS-APPLEGATE FUND, INC.                  GROWTH FUND
   NICHOLAS-APPLEGATE GROWTH EQUITY      GLOBAL UTILITY FUND, INC.
   FUND                                  TARGET FUNDS
TARGET FUNDS                                INTERNATIONAL EQUITY FUND
   LARGE CAPITALIZATION GROWTH FUND
   LARGE CAPITALIZATION VALUE FUND       GLOBAL BOND FUNDS
   SMALL CAPITALIZATION GROWTH FUND      PRUDENTIAL GLOBAL TOTAL RETURN FUND,
   SMALL CAPITALIZATION VALUE FUND          INC.
                                         PRUDENTIAL INTERNATIONAL BOND FUND,
                                            INC.




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BOND FUNDS                               MONEY MARKET FUNDS

TAXABLE BOND FUNDS                       TAXABLE MONEY MARKET FUNDS
PRUDENTIAL GOVERNMENT INCOME             CASH ACCUMULATION TRUST
   FUND, INC.                               LIQUID ASSETS FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST      NATIONAL MONEY MARKET FUND
   SHORT-INTERMEDIATE TERM SERIES        PRUDENTIAL GOVERNMENT SECURITIES TRUST
PRUDENTIAL HIGH YIELD FUND, INC.            MONEY MARKET SERIES
PRUDENTIAL HIGH YIELD TOTAL RETURN          U.S. TREASURY MONEY MARKET SERIES
   FUND, INC.                            PRUDENTIAL SPECIAL MONEY MARKET
PRUDENTIAL INDEX SERIES FUND                FUND, INC.
   PRUDENTIAL BOND MARKET INDEX FUND        MONEY MARKET SERIES
PRUDENTIAL SHORT-TERM CORPORATE BOND     PRUDENTIAL MONEYMART ASSETS, INC.
   FUND, INC.
   INCOME PORTFOLIO                      TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TOTAL RETURN BOND FUND, INC.  PRUDENTIAL TAX-FREE MONEY FUND, INC.
TARGET FUNDS                             PRUDENTIAL CALIFORNIA MUNICIPAL FUND
   TOTAL RETURN BOND FUND                   CALIFORNIA MONEY MARKET SERIES
                                         PRUDENTIAL MUNICIPAL SERIES FUND
TAX-EXEMPT BOND FUNDS                       CONNECTICUT MONEY MARKET SERIES
PRUDENTIAL CALIFORNIA MUNICIPAL FUND        MASSACHUSETTS MONEY MARKET SERIES
   CALIFORNIA SERIES                        NEW JERSEY MONEY MARKET SERIES
   CALIFORNIA INCOME SERIES                 NEW YORK MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL BOND FUND           COMMAND FUNDS
   HIGH INCOME SERIES                    COMMAND MONEY FUND
   INSURED SERIES                        COMMAND GOVERNMENT FUND
PRUDENTIAL MUNICIPAL SERIES FUND         COMMAND TAX-FREE FUND
   FLORIDA SERIES
   MASSACHUSETTS SERIES                  INSTITUTIONAL MONEY MARKET FUNDS
   NEW JERSEY SERIES                     PRUDENTIAL INSTITUTIONAL LIQUIDITY
   NEW YORK SERIES                          PORTFOLIO, INC.
   NORTH CAROLINA SERIES                    INSTITUTIONAL MONEY MARKET SERIES
   OHIO SERIES
   PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS
   FUND, INC.



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42 PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.     (Telephone)  (800) 225-1852



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APPENDIX A
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                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or the fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds which are rated Baa are to be considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


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APPENDIX A
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     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     PRIME-l: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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A-2   PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.   (TELEPHONE) (800) 225-1852


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APPENDIX A
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STANDARD & POOR'S RATINGS GROUP

BOND RATINGS

     AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC and CC: Obligations rated BB, B, CCC and CC are regarded as having significant speculative characteristics, BB indicates the least degree of speculation and CC the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     A-l: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-l.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT AND PREFERRED STOCK RATINGS

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


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APPENDIX A
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     AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB: Below investment-grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

     B: Below investment-grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     Duff & Phelps refines each generic rating classification from AA through B with a "+" or a "-".

     CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, or with unfavorable company developments.

SHORT-TERM DEBT RATINGS

     Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Duff 2: Good certainty of timely payment. Liquidity factors and Company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


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A-4   PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.   (TELEPHONE) (800) 225-1852

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      PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.   (TELEPHONE) (800) 225-1852


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